Restricted cash	12 Months Ended
Dec. 31, 2021
Restricted cash
Restricted cash
4. Restricted cash
To meet the requirements of specific business operations, primarily including secured deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee, the Group held restricted cash of RMB4,434 million and RMB5,926 million as of December 31, 2020 and 2021, respectively.